Disposal of the Discontinued Operations of the NFID Business (Details) - Schedule of operating result of discontinued operations of the NFID business - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Result Of Discontinued Operations Of The Nfid Business Abstract
Product sales, net		$ 80,305	$ 119,405	$ 40,923
Cost of sales	1,079	68,360	103,824	182,426
Gross profit (loss)	(1,079)	11,945	15,581	(141,503)
Total operating and other non-operating expenses	(84)	(152,095)	$ (270,501)	$ (229,745)
Loss from discontinued operations	$ (1,163)	$ (140,150)